UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2009

Date of reporting period:  October 31, 2009

Item 1. Reports to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Shares

______________________________________________________

ANNUAL REPORT
October 31, 2009

December, 2009

Dear Shareholder:

Fiscal year 2009 was characterized by an extremely volatile investing environment.  Beginning in late 2008 and continuing into 2009, capital markets froze up, causing significant economic distress.  The result was plunging asset values across all geographies and all asset classes.  Aggressive and widespread government intervention helped stabilize markets and improve liquidity, causing a substantial rally in asset valuations, beginning on March 10, 2009.  During the period, both the Equity Income Fund and Small Cap Value Fund significantly outperformed their relative benchmarks.

Equity Income Fund Review
For the fiscal year ending October 31, 2009 the Equity Income Fund’s return was 31.37%, outperforming the benchmark Russell 1000® Value Index and the S&P 500® Index, which generated total returns of 4.78% and 9.80%, respectively.  The sectors that contributed most positively to performance were Financial Services, Technology, Consumer Staples, Producer Durables and Materials and Processing while the Consumer Discretionary sector detracted from the Fund’s performance.  Stocks that contributed strongly to performance were XL Capital and Conseco, two insurers.  Both companies have experienced significant improvements in their liquidity positions, balance sheets, and book values.  MI Developments, an industrial and commercial real estate management company, has performed well as it continues to restructure its relationship with its sister company Magna Entertainment.  Our portfolio was negatively impacted by our ownership of Citigroup and Bank of America, two large commercial banks.

Small Cap Value Fund Review
For the fiscal year ending October 31, 2009 the Small Cap Value Fund’s return was 43.77%, outperforming the benchmark Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of 1.96% and 6.46%, respectively.  Sectors within our portfolio that outperformed were Financial Services, Consumer Staples, Technology, Producer Durables, and Consumer Discretionary while the only underperforming sector was Healthcare.  A significant factor contributing to our outperformance in the period, similar to the Equity Income Fund, was our exposure to insurance providers XL Capital and Conseco.  We also benefitted from our ownership of a wide array of consumer companies including Interval Leisure Group, a timeshare exchange company, NBTY, a leading manufacturer and retailer of nutritional supplements, and Boston Pizza Royalties Income Fund, a Canadian Royalty Income Trust.  Stocks that underperformed in the period were Capital Lease Funding, a triple net commercial lease REIT, BIDZ, an online retailer of jewelry, and Tenet Healthcare, a hospital operator.

Outlook
A common theme we hear these days is that “buy and hold is dead”.  It sounds quite different than the theme we heard ten years ago when all one had to do was

“buy the best, forget the rest”.  Today’s pundits argue that one needs to be nimble and time the market in order to preserve capital. We disagree. We believe that the best investing processes are timeless and not timely. The only thing that is different in today’s environment is that “losing” is now being framed as placing capital at risk. Unfortunately, this is usually only framed in this fashion after investors have substantial losses of capital.  The Equity Risk Premium (what investors demand over the risk free rate to compensate for their lower status within the capital structure) implied by the current price of the market is very high by historical standards.  There are plenty of reasons to be fearful in this economy and capital preservation is at the forefront of our investment process.  Yet there are a lot of reasons to be optimistic about the opportunities this fear brings:

•	The U.S. is the only major market down in absolute returns over the last decade

•	Equity Risk Premium is around its all-time high

•	Bond yields are near 50 year lows

•
While the market is up this year, it has underperformed corporate bonds, junk bonds, agency Commercial Mortgage-Backed Securities (“CMBS”), agency Residential Mortgage-Backed Securities (“RMBS”), gold, and almost every major stock market in the world year to date

We have no crystal ball that provides meaningful insight as to the near term direction of the equity markets.  That said, we believe that relative to the world’s other major equity markets, with the exception of Canada, the U.S. equity market currently offers better value.

As illustrated above, we performed well this year in both products on both an absolute and relative basis.  We continue our approach of seeking out companies on a stock by stock basis, looking for those companies that are trading below intrinsic value on a normalized basis, based on a discounted valuation of future cash flows over the long-term.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund.  The Fund’s value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Fund’s returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income. Book Value is the net asset value of a company, calculated by subtracting total liabilities from total assets.  The Risk Free Rate is the interest rate that it is assumed can be obtained by investing in financial instruments with no default risk.

12/09

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND Comparison of the change in value of a $10,000 investment in the Huber Capital Equity Income Fund vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return:
		Since Inception
	1 Year	(6/29/07)
Huber Capital Equity Income Fund	31.37%	-12.74%
Russell 1000® Value Index	4.78%	-16.23%
S&P 500® Index	9.80%	-12.72%

Total Annual Fund Operating Expenses: 10.75%
Net Annual Fund Operating Expenses: 1.51%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap Value Fund vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return:
		Since Inception
	1 Year	(6/29/07)
Huber Capital Small Cap Value Fund	43.77%	-12.43%
Russell 2000® Index	6.46%	-14.21%
Russell 2000® Value Index	1.96%	-15.67%

Total Annual Fund Operating Expenses: 11.94%
Net Annual Fund Operating Expenses: 2.00%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

EXPENSE EXAMPLE – October 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/09 – 10/31/09).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – October 31, 2009 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/09	10/31/09	5/1/09 – 10/31/09*
Actual
Equity Income Fund	$1,000.00	$1,407.40	$ 9.04
Small Cap Value Fund	$1,000.00	$1,464.10	$12.36

Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,017.69	$ 7.58
Small Cap Value Fund	$1,000.00	$1,015.17	$10.11

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2009 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2009

Shares	COMMON STOCKS - 98.41%	Value
	Aerospace & Defense - 2.51%
1,100	Northrop Grumman Corp.	$55,143
	Air Freight & Logistics - 1.98%
600	FedEx Corp.	43,614
	Beverages - 2.18%
900	The Coca-Cola Co.	47,979
	Chemicals - 2.97%
250	Agrium Inc. (b)	11,738
1,000	BASF AG - ADR	53,600
		65,338
	Commercial Banks - 2.12%
3,200	Bank of America Corp.	46,656
	Commercial Services - Finance - 0.24%
200	Interactive Data Corp.	5,260
	Construction & Engineering - 1.94%
500	Fluor Corp.	22,210
1,000	KBR, Inc.	20,470
		42,680
	Diversified Financial Services - 2.88%
5,300	Citigroup Inc.	21,677
1,000	JPMorgan Chase & Co.	41,770
		63,447
	Electric Utilities - 7.30%
1,700	Alliant Energy Corp.	45,152
2,300	American Electric Power Co., Inc.	69,506
350	Exelon Corp.	16,436
600	FPL Group, Inc.	29,460
		160,554
	Electronic Equipment,
	Instruments & Components - 1.45%
1,500	Tyco Electronics Ltd.	31,875
	Food & Staples Retailing - 2.26%
1,000	Wal-Mart Stores, Inc.	49,680
	Food Products - 2.70%
1,100	ConAgra Foods, Inc.	23,100

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2009, Continued

Shares		Value
	Food Products - 2.70%, Continued
2,900	Tyson Foods, Inc. - Class A	$36,308
		59,408
	Home Improvement Stores - 1.82%
1,600	Home Depot, Inc.	40,144
	Insurance - 13.85%
34,200	Conseco, Inc. (a)	178,182
7,700	XL Capital Ltd. - Class A	126,357
		304,539
	Internet & Catalog Retail - 2.02%
2,000	eBay Inc. (a)	44,540
	Internet Software & Services - 2.44%
100	Google, Inc. - Class A (a)	53,612
	Land Subdividers & Developers,
	Except Cemeteries - 5.36%
8,300	MI Developments, Inc. - Class A	117,860
	Machinery - 0.89%
200	Flowserve Corp.	19,642
	Metals & Mining - 0.96%
1,700	Alcoa Inc.	21,114
	Oil & Gas - 3.51%
1,300	Royal Dutch Shell PLC - ADR	77,233
	Personal Products - 1.99%
1,200	NBTY, Inc. (a)	43,692
	Pharmaceuticals - 9.31%
5,400	Pfizer, Inc.	91,962
1,800	Schering-Plough Corp.	50,760
1,800	Watson Pharmaceuticals, Inc. (a)	61,956
		204,678
	Real Estate - 2.29%
14,700	CapLease, Inc.	50,421
	Residential Construction - 1.85%
4,200	Lennar Corp. - Class B	40,614
	Software - 16.64%
8,700	CA Inc.	182,004
4,200	Microsoft Corp.	116,466

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2009, Continued

Shares		Value
	Software - 16.64%, Continued
3,200	Oracle Corp.	$67,520
		365,990
	Tobacco - 4.95%
2,300	Philip Morris International, Inc.	108,928
	TOTAL COMMON STOCKS
	(Cost $2,051,315)	2,164,641

	SHORT-TERM INVESTMENTS - 1.85%
20,325	SEI Daily Income Treasury
	Fund - Class B, 0.02% (c)	20,325
20,324	SEI Daily Income Trust Government
	Fund - Class B, 0.05% (c)	20,324
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,649)	40,649

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,091,964) - 100.26%	2,205,290
	Liabilities in Excess of Other Assets - (0.26)%	(5,753)
	NET ASSETS - 100.00%	$2,199,537

ADR - American Depositary Receipt
(a)Non-income producing security.
(b)U.S. traded security of a foreign issuer.
(c)Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2009

Shares	COMMON STOCKS - 95.42%	Value
	Building Products - 0.62%
1,800	Griffon Corp. (a)	$15,786
	Capital Markets - 2.24%
3,915	Virtus Investment Partners, Inc. (a)	57,394
	Chemicals - 0.81%
250	CF Industries Holdings, Inc.	20,812
	Commercial Services - Finance - 1.84%
1,800	Interactive Data Corp.	47,340
	Construction & Engineering - 4.95%
10,287	Argan, Inc. (a)	127,044
	Consumer Finance - 8.55%
10,200	EZcorp, Inc. - Class A (a)	132,294
6,200	Nelnet, Inc. - Class A (a)	86,986
		219,280
	Containers & Packaging - 2.44%
10,200	UFP Technologies, Inc. (a)	62,526
	Electric Utilities - 3.90%
3,000	Alliant Energy Corp.	79,680
1,100	Portland General Electric Company	20,449
		100,129
	Energy Equipment & Services - 1.49%
5,250	Global Industries, Ltd. (a)	38,272
	Food Products - 4.22%
1,500	Imperial Sugar Company	18,735
16,400	Overhill Farms, Inc. (a)	89,544
		108,279
	Health Care Providers & Services - 1.26%
6,300	Tenet Healthcare Corp. (a)	32,256
	Hotels, Restaurants & Leisure - 11.43%
15,000	Boston Pizza Royalties Income Fund (b)	148,468
2,200	Famous Dave’s of America, Inc. (a)	13,508
7,100	Interval Leisure Group, Inc. (a)	79,236
9,100	Second Cup Royalty Income Fund (b)	52,226
		293,438

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2009, Continued

Shares		Value
	Insurance - 15.57%
44,900	Conseco, Inc. (a)	$233,929
10,100	XL Capital Ltd. - Class A	165,741
		399,670
	Internet & Catalog Retail - 0.96%
7,500	Bidz.com, Inc. (a)	21,750
300	Vitacost.com Inc. (a)	2,976
		24,726
	Internet Software & Services - 2.07%
25,513	LiveDeal, Inc. (a) (e)	53,195
	IT Services - 3.37%
8,500	infoGROUP, Inc. (a)	55,760
4,260	Yucheng Technologies Ltd. (a) (c)	30,672
		86,432
	Land Subdividers & Developers,
	Except Cemeteries - 5.87%
10,600	MI Developments, Inc. - Class A	150,520
	Machinery - 5.25%
6,600	Armtec Infrastructure Trust Unit (b)	134,800
	Metals & Mining - 1.01%
2,300	A. M. Castle & Co.	25,921
	Paper & Forest Products - 2.27%
8,400	Kapstone Paper and Packaging Corp. (a)	58,296
	Personal Products - 2.27%
1,600	NBTY, Inc. (a)	58,256
	Pharmaceuticals - 3.08%
2,300	Watson Pharmaceuticals, Inc. (a)	79,166
	Real Estate - 4.76%
35,600	CapLease, Inc.	122,108
	Residential Construction - 1.81%
4,800	Lennar Corp. - Class B	46,416
	Specialty Retail - 1.07%
1,500	Rent-A-Center, Inc. (a)	27,540

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2009, Continued

Shares		Value
	Textiles, Apparel & Luxury Goods - 2.31%
17,457	Crown Crafts, Inc. (a) (e)	$51,149
2,720	Hampshire Group, Ltd. (a) (e)	8,160
		59,309
	TOTAL COMMON STOCKS
	(Cost $2,295,386)	2,448,911

	SHORT-TERM INVESTMENTS - 4.85%
62,207	SEI Daily Income Treasury
	Fund - Class B, 0.02% (d)	62,207
62,207	SEI Daily Income Trust Government
	Fund - Class B, 0.05% (d)	62,207
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $124,414)	124,414

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,419,800) - 100.27%	2,573,325
	Liabilities in Excess of Other Assets - (0.27)%	(6,932)
	NET ASSETS - 100.00%	$2,566,393

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day yield as of October 31, 2009.
(e)	Security is considered illiquid. As of October 31, 2009, the value of these investments was $112,504 or 4.38% of net assets. See Note 2 (J) in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2009

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $2,091,964 and $2,419,800, respectively)	$2,205,290	$2,573,325
Cash	—	1,907
Receivables for:
Dividends and interest	1,295	2,252
Due from Adviser (Note 4)	18,855	16,633
Prepaid expenses	9,673	9,850
Total assets	2,235,113	2,603,967
LIABILITIES
Payables for:
Audit fees	18,191	18,200
Fund accounting fees	4,551	4,542
Transfer agent fees and expenses	3,976	4,071
Administration fees	2,671	2,671
Custody fees	1,282	1,490
Chief Compliance Officer fee	833	833
Shareholder reporting	696	755
Shareholder servicing fees	848	1,096
Distribution fees	1,447	1,878
Legal fees	730	1,691
Accrued other expenses	351	347
Total liabilities	35,576	37,574
NET ASSETS	$2,199,537	$2,566,393
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$2,199,537	$2,566,393
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	321,540	360,015
Net asset value, offering and
redemption price per share	$6.84	$7.13
COMPONENTS OF NET ASSETS
Paid-in capital	$2,920,048	$2,873,396
Undistributed net investment income	9,424	9,651
Accumulated net realized loss on investments	(843,261)	(470,094)
Net unrealized appreciation on investments
and foreign currency related transactions	113,326	153,440
Net assets	$2,199,537	$2,566,393

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2009

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $1,456 and $5,032, respectively)	$32,026	$38,845
Interest	79	98
Total income	32,105	38,943
Expenses
Administration fees (Note 4)	31,928	31,920
Fund accounting fees (Note 4)	26,962	27,158
Transfer agent fees and expenses (Note 4)	23,162	24,117
Audit fees	18,200	18,209
Registration fees	15,273	15,127
Advisory fees (Note 4)	12,760	23,927
Custody fees (Note 4)	7,018	8,189
Legal fees	6,220	6,933
Trustee fees	5,910	5,911
Chief Compliance Officer fee (Note 4)	4,917	5,000
Shareholder servicing fees (Note 5)	3,190	3,988
Distribution fees (Note 6)	3,190	3,988
Insurance expense	2,724	3,095
Miscellaneous	1,759	1,860
Reports to shareholders	1,210	1,920
Total expenses	164,423	181,342
Less: advisory fee waiver
and reimbursement (Note 4)	(145,406)	(149,582)
Net expenses	19,017	31,760
Net investment income	13,088	7,183

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(383,342)	(330,999)
Net change in unrealized appreciation
on investments and foreign currency
related transactions	813,238	1,031,926
Net realized and unrealized gain
on investments and foreign currency
related transactions	429,896	700,927
Net Increase in Net Assets
Resulting from Operations	$442,984	$708,110

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$13,088	$14,779
Net realized loss on investments	(383,342)	(459,936)
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency related transactions	813,238	(675,900)
Net increase (decrease) in net assets
resulting from operations	442,984	(1,121,057)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(16,087)	(3,009)
From net realized gain on investments	—	(60,679)
Total distributions to shareholders	(16,087)	(63,688)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	687,428	626,127
Total increase (decrease) in net assets	1,114,325	(558,618)

NET ASSETS
Beginning of year	1,085,212	1,643,830
End of year	$2,199,537	$1,085,212
Accumulated net investment income	$9,424	$12,415

(a)	A summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2009		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	129,413	$758,374	88,729	$808,463
Shares issued on
reinvestments
of distributions	3,387	14,836	6,401	63,688
Shares redeemed	(15,916)	(85,782)	(30,600)	(246,024)
Net increase	116,884	$687,428	64,530	$626,127

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Year Ended	Year Ended
	October 31, 2009	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$7,183	$(3,478)
Net realized loss on investments	(330,999)	(135,761)
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency related transactions	1,031,926	(792,160)
Net increase (decrease) in net assets
resulting from operations	708,110	(931,399)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(177)	—
From return of capital	—	(1,609)
From net realized gain on investments	—	(30,260)
Total distributions to shareholders	(177)	(31,869)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	502,900	1,033,516
Total increase in net assets	1,210,833	70,248

NET ASSETS
Beginning of year	1,355,560	1,285,312
End of year	$2,566,393	$1,355,560
Accumulated net investment income	$9,651	$—

(a)	A summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2009		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	108,016	$586,844	132,602	$1,050,960
Shares issued on
reinvestments
of distributions	45	177	3,998	31,868
Shares redeemed	(21,132)	(84,121)	(6,700)	(49,312)
Net increase	86,929	$502,900	129,900	$1,033,516

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

			June 29, 2007*
			through
	Year Ended October 31,		October 31,
	2009	2008	2007
Net asset value,
beginning of period	$5.30	$11.73	$10.00

Income from investment operations:
Net investment income	0.05	0.08	0.00	+
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	1.57	(6.07)	1.73
Total from investment operations	1.62	(5.99)	1.73

Less distributions:
From net investment income	(0.08)	(0.02)	—
From net realized
gain on investments	—	(0.42)	—
Total distributions	(0.08)	(0.44)	—
Net asset value, end of period	$6.84	$5.30	$11.73

Total return	31.37%	-52.82%	17.30	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$2,200	$1,085	$1,644
Ratio of expenses
to average net assets:
Before expense reimbursement	12.89%	10.73%	33.55	%†
After expense reimbursement	1.49%	1.49%	1.49	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(10.37%)	(8.35%)	(31.70	%)†
After expense reimbursement	1.03%	0.89%	0.36	%†
Portfolio turnover rate	52.99%	98.32%	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

			June 29, 2007*
			through
	Year Ended October 31,		October 31,
	2009	2008	2007
Net asset value,
beginning of period	$4.96	$8.98	$10.00

Income from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	2.15	(3.79)	(1.01)
Total from investment operations	2.17	(3.80)	(1.02)

Less distributions:
From net investment income	(0.00)+	(0.01)	—
From net realized
gain on investments	—	(0.21)	—
Total distributions	(0.00)+	(0.22)	—
Net asset value, end of period	$7.13	$4.96	$8.98

Total return	43.77%	-43.22%	-10.20	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$2,566	$1,356	$1,285
Ratio of expenses
to average net assets:
Before expense reimbursement	11.37%	11.93%	36.69	%†
After expense reimbursement	1.99%	1.99%	1.99	%†
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(8.93%)	(10.17%)	(35.64	%)†
After expense reimbursement	0.45%	(0.23%)	(0.94	%)†
Portfolio turnover rate	55.86%	54.32%	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

D.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, annually and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2009, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Equity Income Fund	$8	$(1)	$(7)
Small Cap Value Fund	2,645	(3,067)	422

G.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the year ended October 31, 2009, the Funds retained no redemption fees.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

H.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the year ended October 31, 2009, the Funds did not hold any derivative instruments.

I.
REITs:  The Small Cap Value Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

J.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  The Fund received closing prices for each of the securities from an independent pricing service on October 31, 2009.  Crown Crafts and LiveDeal are traded on the NASDAQ Global Market System while Hampshire Group is traded in the over-the-counter market.  Refer to note 3 for information on how closing prices are determined.  Because LiveDeal did not trade on October 31, 2009, the independent pricing service provided the mean between the bid and asked prices as the closing price.

Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At October 31, 2009, the Small Cap Value Fund had investments in illiquid securities with a total value of $112,504 or 4.38% of net assets.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

Information concerning these illiquid securities is as follows:

		Dates	Cost
Small Cap Value Fund	Shares	Acquired	Basis
Crown Crafts, Inc.	17,457	6/07 – 8/09	$ 64,171
Hampshire Group	2,720	6/07 – 10/07	42,532
LiveDeal, Inc.	25,513	6/07 – 7/08	116,259

K.
Events Subsequent to the Fiscal Year End:  The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to October 31, 2009, through December 30, 2009, the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes – Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2009:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$80,758	$—	$—	$80,758
Consumer Staples	309,687	—	—	309,687
Energy	77,233	—	—	77,233
Financials	588,183	—	—	588,183
Health Care	204,678	—	—	204,678
Industrials	161,079	—	—	161,079
Information Technology	496,017	—	—	496,017
Materials	86,452	—	—	86,452
Utilities	160,554	—	—	160,554
Total Equity	2,164,641	—	—	2,164,641
Short-Term Investments	40,649	—	—	40,649
Total Investments in Securities	$2,205,290	$—	$—	$2,205,290
Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$451,429	$—	$—	$451,429
Consumer Staples	166,535	—	—	166,535
Energy	38,272	—	—	38,272
Financials	996,312	—	—	996,312
Health Care	111,422	—	—	111,422
Industrials	277,630	—	—	277,630
Information Technology	139,627	—	—	139,627
Materials	167,555	—	—	167,555
Utilities	100,129	—	—	100,129
Total Equity	2,448,911	—	—	2,448,911
Short-Term Investments	124,414	—	—	124,414
Total Investments in Securities	$2,573,325	$—	$—	$2,573,325

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the year ended October 31, 2009, the Equity Income Fund and the Small Cap Value Fund incurred $12,760 and $23,927, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2009, the Adviser reduced its fees and absorbed Fund expenses in the amount of $145,406 for the Equity Income Fund and $149,582 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011	2012	Total
Equity Income Fund	$59,225	$153,955	$145,406	$358,586
Small Cap Value Fund	$58,143	$152,529	$149,582	$360,254

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended October 31, 2009, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

	Equity Income Fund	Small Cap Value Fund
Administration	$31,928	$31,920
Fund accounting	26,962	27,158
Transfer agency (a)	3,162	3,162
Custody	7,018	8,189

(a)	Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the year ended October 31, 2009, the Equity Income Fund and the Small Cap Value Fund were allocated $4,917 and $5,000, respectively, of the Chief Compliance Officer fee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2009, the Equity Income Fund and the Small Cap Value Fund incurred shareholder servicing fees of $3,190 and $3,988 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2009, the Equity Income Fund and the Small Cap Value Fund paid the Distributor $3,190 and $3,988, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2009, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$1,399,419	$1,312,367
Sales	673,595	871,407

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008 was as follows:

	Equity Income Fund
	October 31, 2009	October 31, 2008
Ordinary income	$16,087	$63,688

	Small Cap Value Fund
	October 31, 2009	October 31, 2008
Ordinary income	$177	$30,260
Return of capital	—	1,609

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2009, Continued

As of October 31, 2009, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$2,214,862	$2,480,069
Gross tax unrealized appreciation	402,713	583,597
Gross tax unrealized depreciation	(412,285)	(490,341)
Net tax unrealized
appreciation (depreciation)	(9,572)	93,256
Net unrealized depreciation
foreign currency	—	(85)
Undistributed ordinary income	9,424	9,651
Undistributed long-term capital gain	—	—
Total distributable earnings	9,424	9,651
Other accumulated gains/(losses)	(720,363)	(409,825)
Total accumulated earnings	$(720,511)	$(307,003)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017
Equity Income Fund	$299,876	$420,487
Small Cap Value Fund	109,054	300,771

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, as of October 31, 2009, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2009

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2009 (Unaudited)

For the year ended October 31, 2009, certain dividends paid by the Equity Income Fund and the Small Cap Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100% and 100% for the Equity Income Fund and the Small Cap Value Fund, respectively.

For corporate shareholders in the Equity Income Fund and the Small Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2009 was 100% and 45.60%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2009

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2009 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex
	Held	Length	Occupation	Overseen	Other
Name, Address	with the	of Time	During Past	by	Directorships
and Age	Trust	Served	Five Years	Trustee(2)	Held

Independent Trustees(1)

Michael D. LeRoy	Trustee	Indefinite	President,	2	Director,
(age 62, dob 8/14/1947)		term	Crown Capital		Wedbush Bank.
615 E. Michigan Street		since	Advisors, LLC
Milwaukee, WI 53202		December	(financial
		2008.	consulting firm)
(2000 to present).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee, The
(age 73, dob 6/18/1936)		term	Financial		Forward Funds
615 E. Michigan Street		since	Consultant and		(35 portfolios).
Milwaukee, WI 53202		February	former Executive
		1997.	Vice President
and Chief
Operating
Officer of ICI
Mutual Insurance
Company (until
January 1997).

George J. Rebhan	Trustee	Indefinite	Retired;	2	None.
(age 75, dob 7/10/1934)		term	formerly
615 E. Michigan Street		since	President,
Milwaukee, WI 53202		May	Hotchkis and
		2002.	Wiley Funds
(mutual funds)
(1985 to 1993).

George T. Wofford	Trustee	Indefinite	Retired;	2	None.
(age 70, dob 10/8/1939)		term	formerly Senior
615 E. Michigan Street		since	Vice President,
Milwaukee, WI 53202		February	Federal Home
		1997.	Loan Bank of
San Francisco.

Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	2	None.
(age 62, dob 7/9/1947)	Trustee	term	U.S. Bancorp
615 E. Michigan Street		since	Fund Services,
Milwaukee, WI 53202		September	LLC (May 1991
		2008.	to present).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Officers

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 62, dob 7/9/1947)	and Chief	term	LLC (May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Vice President, Compliance and
(age 42, dob 7/19/1967)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	since	LLC (March 1997 to present).
Milwaukee, WI 53202	Officer	June 2003.

Cheryl L. King	Treasurer	Indefinite	Assistant Vice President, Compliance and
(age 48, dob 8/27/1961)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Financial	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Officer	December
2007.

Michael L. Ceccato	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services,
(age 52, dob 9/11/1957)	President,	term	LLC (February 2008 to present); General
615 E. Michigan Street	Chief	since	Counsel/Controller, Steinhafels, Inc.
Milwaukee, WI 53202	Compliance	September	(September 1995 to February 2008).
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Vice President and Counsel, U.S. Bancorp
(age 44, dob 4/16/1965)		term	Fund Services, LLC (May 2006 to present);
615 E. Michigan Street		since	Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June 2007.	Management, LLC (May 2005 to May 2006);
Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726.

Huber Funds

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE ANNUAL REPORT

Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Michael D. LeRoy is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2009	FYE 10/31/2008
Audit Fees	$31,000	$31,000
Audit-Related Fees	N/A	N/A
Tax Fees	$5,400	$5,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2009	FYE 10/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2009	FYE 10/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/4/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   1/4/10

* Print the name and title of each signing officer under his or her signature.